Note 23 - Subsequent Events (Details Textual) - Short-term Loan Facility [Member]	1 Months Ended
	Jan. 31, 2023 AUD ($)	Jan. 31, 2022 AUD ($)
Debt Instrument, Face Amount		$ 1,002,404
Subsequent Event [Member]
Debt Instrument, Face Amount	$ 1,077,135
Debt Instrument, Number of Installments	9